UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total: $1,010,922
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE
                                                         SEPTEMBER 30, 2008

COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7    COLUMN 8
                                                                          AMOUNT AND
                                                            MARKET      TYPE OF SECURITY
                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      ($1000)    PRN AMT   PRN  CALL  DISCRETION  MANGRS SOLE      SHARED NONE
AMBAC FINL GROUP INC            COM             023139108     478       205,000  SH        SOLE         NONE    205,000   0     0
AMERICAN INTL GROUP INC         COM             026874107   5,661     1,700,000  SH        SOLE         NONE  1,700,000   0     0
APPLE INC                       COM             037833100  31,973       281,300  SH        SOLE         NONE    281,300   0     0
BAIDU COM INC                   SPON ADR REP A  056752108  32,418       130,600  SH        SOLE         NONE    130,600   0     0
BARE ESCENTUALS INC             COM             067511105  12,772     1,175,000  SH        SOLE         NONE  1,175,000   0     0
BB&T CORP                       COM             054937107  61,700     1,632,300  SH        SOLE         NONE  1,632,300   0     0
BIOMARIN PHARMACEUTICAL INC     COM             09061G101  43,769     1,652,300  SH        SOLE         NONE  1,652,300   0     0
BUNGE LIMITED                   COM             G16962105  51,233       810,900  SH        SOLE         NONE    810,900   0     0
CHINA SUNERGY CO LTD            SPON ADR        16942X104   8,643     1,219,200  SH        SOLE         NONE  1,219,200   0     0
COACH INC                       COM             189754104  16,276       650,000  SH        SOLE         NONE    650,000   0     0
COMSTOCK RES INC                COM NEW         205768203  86,111     1,720,500  SH        SOLE         NONE  1,720,500   0     0
CONTINENTAL RESOURCES INC       COM             212015101  58,692     1,496,097  SH        SOLE         NONE  1,496,097   0     0
FIRST SOLAR INC                 COM             336433107  10,503        55,600  SH        SOLE         NONE     55,600   0     0
FOCUS MEDIA HLDG LTD            SPONSORED ADR   34415V109  45,188     1,585,000  SH        SOLE         NONE  1,585,000   0     0
GENENTECH INC                   COM NEW         368710406  21,150       238,500  SH        SOLE         NONE    238,500   0     0
GOLDMAN SACHS GROUP INC         COM             38141G104  39,040       305,000  SH        SOLE         NONE    305,000   0     0
GT SOLAR INTL INC               COM             3623E0209     534        49,300  SH        SOLE         NONE     49,300   0     0
J CREW GROUP INC                COM             46612H402  19,856       695,000  SH        SOLE         NONE    695,000   0     0
JA SOLAR HOLDINGS CO LTD        SPON ADR        466090107   6,851       650,000  SH        SOLE         NONE    650,000   0     0
JPMORGAN & CHASE & CO           COM             46625H100  14,010       300,000  SH        SOLE         NONE    300,000   0     0
LDK SOLAR CO LTD                SPONSORED ADR   50183L107  60,956     2,030,550  SH        SOLE         NONE  2,030,550   0     0
LEAP WIRELESS INTL INC          COM NEW         521863308  34,554       906,935  SH        SOLE         NONE    906,935   0     0
LEHMAN BROS HLDGS INC           COM             524908100     276     2,127,000  SH        SOLE         NONE  2,127,000   0     0
LEHMAN BROS HLDGS INC           COM             524908100       0        33,000     CALL   SOLE         NONE     33,000   0     0
LINDSAY CORP                    COM             535555106   1,891        26,000  SH        SOLE         NONE     26,000   0     0
LKQ CORP                        COM             501889208   2,545       150,000  SH        SOLE         NONE    150,000   0     0
MBIA INC                        COM             55262C100  15,292     1,285,100  SH        SOLE         NONE  1,285,100   0     0
MELCO PBL ENTMNT LTD            ADR             585464100   4,189     1,050,000  SH        SOLE         NONE  1,050,000   0     0
MEMC ELECTR MATLS INC           COM             552715104  11,538       408,300  SH        SOLE         NONE    408,300   0     0
MERRILL LYNCH & CO INC          COM             590188108  17,710       700,000  SH        SOLE         NONE    700,000   0     0
NEWS CORP                       CL A            65248E104   6,595       550,000  SH        SOLE         NONE    550,000   0     0
NUTRI SYS INC NEW               COM             67069D108   7,035       397,000  SH        SOLE         NONE    397,000   0     0
PHILIP MORRIS INTL INC          COM             718172109  42,836       951,200  SH        SOLE         NONE    951,200   0     0
POPULAR INC                     COM             733174106   8,705     1,050,000  SH        SOLE         NONE  1,050,000   0     0
PRICELINE COM INC               COM NEW         741503403  15,055       225,000  SH        SOLE         NONE    225,000   0     0
QUALCOMM INC                    COM             747525103  34,147       862,500  SH        SOLE         NONE    862,500   0     0
REDWOOD TR INC                  COM             758075402     869        40,000  SH        SOLE         NONE     40,000   0     0
RESEARCH IN MOTION LTD          COM             760975102  15,013       229,600  SH        SOLE         NONE    229,600   0     0
SEARS HLDGS CORP                COM             812350106  14,025       150,000  SH        SOLE         NONE    150,000   0     0
SELECT COMFORT CORP             COM             81616X103     932       565,000  SH        SOLE         NONE    565,000   0     0
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR   83415U108   5,972       674,000  SH        SOLE         NONE    674,000   0     0
SUNPOWER CORP                   COM CL A        867652109   4,556        75,000  SH        SOLE         NONE     75,000   0     0
SUNTRUST BKS INC                COM             867914103   3,374        75,000  SH        SOLE         NONE     75,000   0     0
SYNOVUS FINL CORP               COM             87161C105  23,288     2,250,000  SH        SOLE         NONE  2,250,000   0     0
TATA MTRS LTD                   SPONSORED ADR   876568502   1,532       200,000  SH        SOLE         NONE    200,000   0     0
TEMPUR PEDIC INTL INC           COM             88023U101  10,725       912,000  SH        SOLE         NONE    912,000   0     0
TRANSDIGM GROUP INC             COM             893641100  18,097       528,700  SH        SOLE         NONE    528,700   0     0
TRINA SOLAR LIMITED             SPON ADR        89628E104  19,530       985,676  SH        SOLE         NONE    985,676   0     0
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT  90458E107  15,643       155,000  SH        SOLE         NONE    155,000   0     0
UNITED STATES NATL GAS FUND LP  UNIT            912318102   2,766        83,000  SH        SOLE         NONE     83,000   0     0
USEC INC                        COM             90333E108   7,466     1,380,000  SH        SOLE         NONE  1,380,000   0     0
UTSTARCOM INC                   COM             918076100   1,988       590,000  SH        SOLE         NONE    590,000   0     0
WACHOVIA CORP NEW               COM             929903102   6,825     1,982,700  SH        SOLE         NONE  1,982,700   0     0
WARNACO GROUP INC               COM NEW         934390402   4,529       100,000  SH        SOLE         NONE    100,000   0     0
WASHINGTON MUT INC              COM             939322103     224     1,399,000  SH        SOLE         NONE  1,399,000   0     0
YINGLI GREEN ENERGY HLD CO      ADR             98584B103  18,064     1,639,200  SH        SOLE         NONE  1,639,200   0     0
ZIONS BANCORPORATION            COM             989701107   5,322       137,523  SH        SOLE         NONE    137,523   0     0







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